Prepayments and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets

	As of December 31, 2023	As of March 31, 2023
Balance with statutory authorities	1,239,594	1,189,787
Unbilled revenue	2,134,765	868,382
Advances given (net of doubtful advances of $229,229 as of December 31, 2023 and $225,495 as of March 31, 2023)	3,246,326	922,380
Other receivables	2,918,159	126,928
Prepayments	1,771,555	22,091
Forward purchase agreement	24,462,103	—
Deposits	74,953	52,368
	35,847,455	3,181,936

i) Advances given include:

a)
$2,733,380 and $826,057 of advances to suppliers as of December 31, 2023 and March 31, 2023, respectively. Advances to suppliers include related party balance of $76,507 and $0 as of December 31, 2023 and March 31, 2023 respectively.
b)
$144,252 and $55,753 of advances to employees as of December 31, 2023 and March 31, 2023, respectively. Advances to employees include related party balances of $9,798 and $28,516 as of December 31, 2023 and as of March 31, 2023.
c)
$344,914 and $0 of loans and advances to related parties as of December 31, 2023 and March 31, 2023, respectively.

ii) Forward purchase agreement

	As of March 31, 2023	As of March 31, 2022
Balance with statutory authorities	1,189,787	1,159,501
Unbilled revenue	868,382	1,264,837
Advances given (net of doubtful advances of $225,495 as of March 31, 2023 and $244,540 as of March 31, 2022)	922,380	553,879
Other receivables	126,928	129,732
Prepayments	22,091	27,554
Deposits	52,368	36,950
	3,181,936	3,172,453

Advances given include:

a)
$826,057 and $480,810 of advance to suppliers as of March 31, 2023 and 2022, respectively. Advance to suppliers include related party balance of USD NIL and $ 4,828 as of March 31, 2023 and 2022, respectively.
b)
$55,753 and $59,277 of advance to employees as of March 31, 2023 and 2022, respectively. Advance to employees include related party balances of $28,516 and $27,329 as of March 31, 2023 and 2022, respectively.
$116,523 other advances include related party balance of $53,362 as of March 31, 2023.
Schedule of Assumptions Used In Calculating Estimated Fair Value Of Forward Purchase Agreement

Assumptions used in calculating estimated fair value of Forward Purchase Agreement as of December 31, 2023 is as follows:

Volatility	62.80%
Risk-free rate	3.88%
Dividend yield	0.00%
Strike price	10.77
Remaining term (years)	1.25 years